Note 2 - Basic and Diluted Net Loss Per Common Share (Tables)	9 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	December 31 ,
	2014	2013
Convertible debt	24,202,853	18,913,857
Stock options	4,680,675	4,341,174
Warrants	1,880,620	1,880,620
Restricted stock	1,914,295	1,366,652
Total anti-dilutive securities	32,678,443	26,502,303